Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
Note 20: Segment Information
The Company’s operating segments are comprised of its businesses which generate revenue, incur expense and have separate financial information which is regularly used by the chief operating decision maker to make operating decisions, assess performance and allocate resources. The Company operates its businesses primarily through one reportable segment, the Regulated Businesses segment. The Regulated Businesses segment is the largest component of the Company’s business and includes subsidiaries that provide water and wastewater services to customers in 14 states.
The Company also operates other businesses, primarily MSG, which provide water and wastewater services to the U.S. government on military installations, as well as municipalities. These other businesses do not meet the criteria of a reportable segment in accordance with GAAP, and are collectively presented throughout this Annual Report on Form
10-K
within “Other,” which is consistent with how management assesses the results of these businesses.
The accounting policies of the segments are the same as those described in Note 2—Significant Accounting Policies. The Regulated Businesses segment includes intercompany costs that are allocated by Service Company and intercompany interest that is charged by AWCC, both of which are eliminated to reconcile to the Consolidated Statements of Operations. Inter-segment revenues include the sale of water from a regulated subsidiary to subsidiaries within Other, leased office space, and furniture and equipment provided by subsidiaries within Other to regulated subsidiaries. Other also includes corporate costs that are not allocated to the Company’s Regulated Businesses, interest income related to the secured seller promissory note from the sale of HOS, income from assets not associated with the Regulated Businesses, eliminations of inter-segment transactions and fair value adjustments related to acquisitions that have not been allocated to the Regulated Businesses segment. The adjustments related to the acquisitions are reported in Other as they are excluded from segment performance measures evaluated by management.
The Company’s chief operating decision maker is the Chief Executive Officer. The chief operating decision maker uses segment net income or loss to evaluate profit generated from segment assets when making decisions about allocating resources. The chief operating decision maker also uses segment net income to monitor budget versus actual results to assess the performance of the segment.
Presented in the tables below is summarized segment information as of and for the years ended December 31:

	2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$4,723	$417	$5,140
Less:
Operation and maintenance (a)	1,642	377	2,019
Other segment items (b)	271	9	280
Depreciation and amortization	883	11	894
Interest expense	474	141	615
Interest income	(5)	(85)	(90)
Provision for (benefit from) income taxes	321	(10)	311

Net income (loss) attributable to common shareholders	$1,137	$(26)	$1,111

Total assets	$32,649	$2,793	$35,442
Capital expenditures	$3,112	$14	$3,126

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	2024
	Regulated Businesses	Other	Consolidated
Operating revenues	$4,296	$388	$4,684
Less:
Operation and maintenance (a)	1,517	341	1,858
Other segment items (b)	241	9	250
Depreciation and amortization	772	16	788
Interest expense	416	107	523
Interest income	(17)	(77)	(94)
Provision for income taxes	302	6	308

Net income (loss) attributable to common shareholders	$1,065	$(14)	$1,051

Total assets	$29,941	$2,889	$32,830
Capital expenditures	$2,838	$18	$2,856

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	2023
	Regulated Businesses	Other	Consolidated
Operating revenues	$3,920	$314	$4,234
Less:
Operation and maintenance (a)	1,441	279	1,720
Other segment items (b)	220	7	227
Depreciation and amortization	693	11	704
Interest expense	364	96	460
Interest income	(28)	(45)	(73)
Provision for (benefit from) income taxes	259	(7)	252

Net income (loss) attributable to common shareholders	$971	$(27)	$944

Total assets	$27,480	$2,818	$30,298
Capital expenditures	$2,551	$24	$2,575

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes, Other operating expenses,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.